SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Capital expenditures	$ 978	$ 825	$ 1,751	$ 1,519
Cash capital expenditures	934	819	1,771	1,547
Increase (decrease) in accrued capital expenditures	(44)	(6)	20	28
Purchase obligation for supplies and consumables	1,736		1,736		$ 1,621
Capital commitments	1,544		1,544		$ 605
Revenue	3,681	3,162	6,811	5,909
Depreciation expense	436	480	847	954
Exploration, evaluation and project expenses	82	97	136	192
Other expense (note 9a)	353	80	523	97
Segment income	1,358	1,041	2,417	1,702
Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	1,011	861	1,818	1,580
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	767	815	1,450	1,502
Segment income	1,731	1,136	3,000	1,927
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	156	226	360	429
Revenue	898	770	1,576	1,482
Site operating costs, royalties and community relations	361	381	700	766
Depreciation expense	68	80	130	163
Exploration, evaluation and project expenses	4	3	5	6
Other expense (note 9a)	1	4	4	6
Segment income	464	302	737	541
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	119	99	219	193
Revenue	579	385	1,035	798
Site operating costs, royalties and community relations	232	167	416	353
Depreciation expense	62	57	119	132
Exploration, evaluation and project expenses	1	3	3	4
Other expense (note 9a)	2	1	4	3
Segment income	282	157	493	306
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	27	26	48	56
Revenue	410	268	774	479
Site operating costs, royalties and community relations	172	143	328	280
Depreciation expense	44	42	91	79
Exploration, evaluation and project expenses	0	2	0	3
Other expense (note 9a)	(5)	0	(4)	0
Segment income	199	81	359	117
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	84	93	171	150
Revenue	517	314	894	604
Site operating costs, royalties and community relations	190	150	352	298
Depreciation expense	77	63	152	125
Exploration, evaluation and project expenses	0	1	1	2
Other expense (note 9a)	3	2	6	4
Segment income	247	98	383	175
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	5	100	23	174
Revenue	0	404	0	765
Site operating costs, royalties and community relations	0	136	0	275
Depreciation expense	8	62	14	129
Exploration, evaluation and project expenses	0	0	1	0
Other expense (note 9a)	63	10	142	22
Segment income	(71)	196	(157)	339
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	33	36	67	61
Revenue	226	189	418	341
Site operating costs, royalties and community relations	76	71	157	129
Depreciation expense	32	36	64	64
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 9a)	29	(2)	36	0
Segment income	89	84	161	148
Operating segments | Lumwana
Disclosure of operating segments [line items]
Capital expenditures	183	114	253	193
Revenue	340	219	645	382
Site operating costs, royalties and community relations	125	102	273	210
Depreciation expense	69	70	129	130
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 9a)	2	10	4	12
Segment income	144	37	239	30
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	53	27	93	71
Revenue	201	140	436	254
Site operating costs, royalties and community relations	65	76	146	150
Depreciation expense	19	18	40	36
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 9a)	11	3	14	8
Segment income	106	43	236	60
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	36	30	74	61
Revenue	133	129	279	235
Site operating costs, royalties and community relations	50	58	111	114
Depreciation expense	14	16	30	31
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 9a)	2	2	4	3
Segment income	67	53	134	87
Operating segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	71	64	142	114
Revenue	610	530	1,193	912
Site operating costs, royalties and community relations	242	287	479	511
Depreciation expense	65	65	123	112
Exploration, evaluation and project expenses	1	3	3	6
Other expense (note 9a)	9	6	12	11
Segment income	293	169	576	272
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	3,914	3,348	7,250	6,252
Site operating costs, royalties and community relations	1,513	1,571	2,962	3,086
Depreciation expense	458	509	892	1,001
Exploration, evaluation and project expenses	6	12	13	21
Other expense (note 9a)	117	36	222	69
Segment income	1,820	1,220	3,161	2,075
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	244	46	368	78
Revenue	(7)	3	(21)	(2)
Exploration, evaluation and project expenses	76	85	123	171
Other expense (note 9a)	276	56	362	55
Share of equity investees | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(226)	(189)	(418)	(341)
Site operating costs, royalties and community relations	(76)	(71)	(157)	(129)
Depreciation expense	(32)	(36)	(64)	(64)
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 9a)	(29)	2	(36)	0
Segment income	(89)	(84)	(161)	(148)
Share of equity investees | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	$ (33)	$ (36)	$ (67)	$ (61)